March 20, 2012

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account B
1940 Act Registration Number: 811-08027
1933 Act Registration Numbers: 333-41172
CIK: 0001031507
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	February 22, 2012
DWS Investments VIT Funds	0001006373	February 24, 2012
DWS Variable Series I Fund	0000764797	February 24, 2012
Federated Insurance Series	0000912577	February 24, 2012
MFS® Variable Insurance Trust	0000918571	March 5, 2012
Pioneer Variable Contracts Trust	0000930709	February 29, 2012
T. Rowe Price Equity Series, Inc.	0000918294	February 13, 2012
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 13, 2012
T. Rowe Price International Series, Inc.	0000918292	February 14, 2012
The Universal Institutional Funds, Inc.	0001011378	March 12, 2012
Variable Insurance Products Fund	0000356494	February 23, 2012
Variable Insurance Products Fund II	0000831016	February 23, 2012
Variable Insurance Products Fund V	0000823535	February 27, 2012
Variable Insurance Products III	0000927384	February 23, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ MICHAEL E. HUSS

Michael E. Huss
Chief Securities Compliance Officer
    and Corporate Secretary
Companion Life Insurance Company